Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Relative Size of Plan Obligation and Assets

a)	Relative size of plan obligations and assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2021	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	15%	13%	56%	44%
Percentage of total plan assets	75%	10%	15%	0%	100%
Percentage of total benefit expense (1)	78%	21%	1%	31%	69%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2020	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	15%	13%	56%	44%
Percentage of total plan assets	72%	10%	18%	0%	100%
Percentage of total benefit expense (1)	78%	20%	2%	36%	64%

(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

Summary of Cash Contributions and Payments made by Bank to Principal Plans
The table below shows the cash contributions and payments made by the Bank to its principal plans in 2021, and the two prior years.

Contributions to the principal plans for the year ended October 31 ($ millions)	2021	2020	2019
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding DC provision)	$320	$218	$196
All other plans	85	158	53
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	73	53	78
Defined contribution pension and other benefit plans (cash contributions)	103	90	69
Total contributions (1)	$581	$519	$396

(1)
Based on preliminary estimates, the Bank expects to make contributions of $295 to the SPP (excluding the DC provision), $76 to all other defined benefit pension plans, $65 to other benefit plans and $114 to all defined contribution plans for the year ending October 31, 2022.

Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for Wholly Unfunded Plans and Wholly or Partly Funded Plans
The excess (deficit) of the fair value of assets over the benefit obligation at the end of the year includes the following amounts for plans that are wholly unfunded and plans that are wholly or partly funded.

	Pension plans			Other benefit plans
As at October 31 ($ millions)	2021	2020	2019	2021	2020	2019
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$438	$476	$459	$1,058	$1,139	$1,157
Benefit obligation of plans that are wholly or partly funded	9,146	9,873	9,248	244	281	300

Funded status
Benefit obligation of plans that are wholly or partly funded	$9,146	$9,873	$9,248	$244	$281	$300
Fair value of assets	9,464	8,541	8,439	143	158	193
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$318	$(1,332)	$(809)	$(101)	$(123)	$(107)
Benefit obligation of plans that are wholly unfunded	438	476	459	1,058	1,139	1,157
Excess (deficit) of fair value of assets over total benefit obligation	$(120)	$(1,808)	$(1,268)	$(1,159)	$(1,262)	$(1,264)
Effect of asset limitation and minimum funding requirement	(85)	(134)	(2)	–	–	–
Net asset (liability) at end of year	$(205)	$(1,942)	$(1,270)	$(1,159)	$(1,262)	$(1,264)

Summary of Financial Information related to Principal Plans
The following tables present financial information related to the Bank’s principal plans.

	Pension plans			Other benefit plans
For the year ended October 31 ($ millions)	2021	2020	2019	2021	2020	2019
Change in benefit obligation
Benefit obligation at beginning of year	$10,349	$9,707	$8,268	$1,420	$1,457	$1,374
Current service cost	339	369	291	24	28	26
Interest cost on benefit obligation	269	290	331	56	62	72
Employee contributions	24	26	25	–	–	–
Benefits paid	(450)	(467)	(770)	(81)	(75)	(96)
Actuarial loss (gain)	(857)	531	1,590	(63)	(17)	120
Past service cost	37	–	7	(1)	(7)	(9)
Business acquisition	2	–	(4)	(2)	(6)	1
Settlements	(34)	(115)	(2)	(14)	–	(45)
Foreign exchange	(95)	8	(29)	(37)	(22)	14
Benefit obligation at end of year	$9,584	$10,349	$9,707	$1,302	$1,420	$1,457

Change in fair value of assets
Fair value of assets at beginning of year	8,541	8,439	8,037	158	193	240
Interest income on fair value of assets	257	268	331	13	15	23
Return on plan assets in excess of (less than) interest income on fair value of assets	854	46	634	–	(13)	(16)
Employer contributions	405	376	249	73	53	78
Employee contributions	24	26	25	–	–	–
Benefits paid	(450)	(467)	(770)	(81)	(75)	(96)
Administrative expenses	(16)	(14)	(17)	–	–	–
Business acquisition	–	–	–	–	–	–
Settlements	(34)	(105)	(2)	(14)	–	(46)
Foreign exchange	(117)	(28)	(48)	(6)	(15)	10
Fair value of assets at end of year	$9,464	$8,541	$8,439	$143	$158	$193

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	(120)	(1,808)	(1,268)	(1,159)	(1,262)	(1,264)
Effect of asset limitation and minimum funding requirement (1)	(85)	(134)	(2)	–	–	–
Net asset (liability) at end of year	$(205)	$(1,942)	$(1,270)	$(1,159)	$(1,262)	$(1,264)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	456	260	422	–	–	–
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(661)	(2,202)	(1,692)	(1,159)	(1,262)	(1,264)
Net asset (liability) at end of year	$(205)	$(1,942)	$ (1,270)	$ (1,159)	$ (1,262)	$ (1,264)

Annual benefit expense
Current service cost	339	369	291	24	28	26
Net interest expense (income)	23	22	–	43	47	49
Administrative expenses	14	17	14	–	–	–
Past service costs	37	–	7	(1)	(7)	(9)
Amount of settlement (gain) loss recognized	–	(10)	–	–	–	1
Remeasurement of other long-term benefits	–	–	–	(6)	–	(5)
Benefit expense (income) recorded in the Consolidated Statement of Income	$413	$398	$312	$60	$68	$62
Defined contribution benefit expense	$102	$89	$66	$1	$1	$3

Remeasurements
(Return) on plan assets in excess of interest income on fair value of assets	(854)	(46)	(634)	–	13	17
Actuarial loss (gain) on benefit obligation	(857)	531	1,590	(57)	(17)	124
Change in the asset limitation	(47)	139	–	–	–	–
Remeasurements recorded in OCI	$(1,758)	$624	$956	$(57)	$(4)	$141
Total benefit cost	$(1,243)	$1,111	$1,334	$4	$65	$206
Additional details on actual return on assets and actuarial (gains) and losses
Actual return on assets (net of administrative expenses)	$1,095	$300	$948	$13	$2	$7
Actuarial (gains) and losses from changes in demographic assumptions	8	(65)	(5)	8	(53)	(35)
Actuarial (gains) and losses from changes in financial assumptions	(973)	524	1,496	(63)	49	150
Actuarial (gains) and losses from changes in experience	108	72	99	(8)	(13)	5

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	60	293	392	–	21	–
In property occupied by Scotiabank	4	4	4	–	–	–

Change in asset ceiling/onerous liability
Asset ceiling /onerous liability at end of prior year	134	2	2	–	–	–
Interest expense	11	–	–	–	–	–
Remeasurements	(47)	139	–	–	–	–
Foreign exchange	(13)	(7)	–	–	–	–
Asset ceiling /onerous liability at end of year	$85	$134	$2	$–	$–	$–

(1)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.

Summary of Disaggregation of Defined Benefit Obligation
The weighted average duration of the total benefit obligation at October 31, 2021 is 15.0 years (2020 – 15.9 years, 2019 – 15.7 years).

	Pension plans			Other benefit plans
For the year ended October 31	2021	2020	2019	2021	2020	2019
Disaggregation of the benefit obligation (%)
Canada
Active members	53%	55%	53%	4%	6%	6%
Inactive and retired members	47%	45%	47%	96%	94%	94%
Total	100%	100%	100%	100%	100%	100%
Mexico
Active members	21%	25%	25%	43%	49%	49%
Inactive and retired members	79%	75%	75%	57%	51%	51%
Total	100%	100%	100%	100%	100%	100%
United States
Active members	45%	40%	42%	40%	34%	38%
Inactive and retired members	55%	60%	58%	60%	66%	62%
Total	100%	100%	100%	100%	100%	100%

Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans
The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized as follows:

	Pension plans			Other benefit plans
For the year ended October 31	2021	2020	2019	2021	2020	2019
Benefit obligation at end of year
Discount rate – all plans	3.73%	3.08%	3.32%	4.94%	4.44%	4.71%
Discount rate – Canadian plans only	3.50%	2.80%	3.10%	3.28%	2.57%	2.98%
Rate of increase in future compensation (1)	2.97%	2.74%	2.70%	4.30%	4.31%	3.86%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	3.30%	3.32%	4.35%	4.44%	4.71%	5.54%
Discount rate for net interest cost	2.78%	3.06%	4.09%	4.13%	4.54%	5.37%
Discount rate for service cost	3.45%	3.38%	4.41%	4.71%	4.83%	5.78%
Discount rate for interest on service cost	2.96%	3.20%	4.14%	4.54%	4.72%	5.67%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	3.05%	3.10%	4.10%	2.57%	2.98%	3.96%
Discount rate for net interest cost	2.47%	2.80%	3.80%	2.11%	2.71%	3.70%
Discount rate for service cost	3.16%	3.10%	4.10%	2.94%	3.08%	4.07%
Discount rate for interest on service cost	2.65%	2.90%	3.80%	2.66%	2.89%	3.88%
Rate of increase in future compensation (1)	2.74%	2.70%	2.80%	4.31%	3.86%	3.83%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	n/a	5.68%	5.75%	5.80%
Ultimate rate	n/a	n/a	n/a	4.75%	4.72%	4.69%
Year ultimate rate reached	n/a	n/a	n/a	2040	2040	2040
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.5	23.4	23.4	23.5	23.4	23.4
Life expectancy at 65 for current pensioners – female	24.6	24.5	24.5	24.6	24.5	24.5
Life expectancy at 65, for future pensioners currently aged 45 – male	24.4	24.4	24.3	24.4	24.4	24.3
Life expectancy at 65, for future pensioners currently aged 45 – female	25.5	25.4	25.3	25.5	25.4	25.3
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.5	21.3	21.3	21.5	21.3	21.3
Life expectancy at 65 for current pensioners – female	23.9	23.8	23.8	23.9	23.8	23.8
Life expectancy at 65, for future pensioners currently aged 45 – male	21.6	21.7	21.7	21.6	21.7	21.7
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	21.8	21.7	21.9	21.8	21.7	21.9
Life expectancy at 65 for current pensioners – female	23.3	23.1	23.3	23.3	23.1	23.3
Life expectancy at 65, for future pensioners currently aged 45 – male	23.2	23.1	23.4	23.2	23.1	23.4
Life expectancy at 65, for future pensioners currently aged 45 – female	24.6	24.5	24.9	24.6	24.5	24.9

(1)
The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

Summary of Sensitivity Analysis of Key Assumptions Plans

	Pension plans		Other benefit plans
For the year ended October 31, 2021 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,626	$90	$177	$4
0.25% increase in rate of increase in future compensation	82	5	1	–
1% increase in health care cost trend rate	n/a	n/a	120	12
1% decrease in health care cost trend rate	n/a	n/a	(98)	(9)
1 year increase in Canadian life expectancy	182	10	22	1
1 year increase in Mexican life expectancy	3	–	4	–
1 year increase in the United States life expectancy	4	–	4	–

Summary of weighted-average actual and target asset allocations
The tables below show the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by asset category.

	Pension plans			Other benefit plans
Asset category %	Actual 2021	Actual 2020	Actual 2019	Actual 2021	Actual 2020	Actual 2019
Cash and cash equivalents	4%	2%	3%	–%	1%	1%
Equity investments
Quoted in an active market	34%	29%	33%	42%	40%	42%
Non quoted	11%	10%	10%	–%	–%	–%
	45%	39%	43%	42%	40%	42%
Fixed income investments
Quoted in an active market	6%	5%	13%	58%	59%	57%
Non quoted	35%	41%	30%	–%	–%	–%
	41%	46%	43%	58%	59%	57%
Property
Quoted in an active market	–%	–%	–%	–%	–%	–%
Non quoted	1%	1%	1%	–%	–%	–%
	1%	1%	1%	–%	–%	–%
Other
Quoted in an active market	–%	3%	–%	–%	–%	–%
Non quoted	9%	9%	10%	–%	–%	–%
	9%	12%	10%	–%	–%	–%
Total	100%	100%	100%	100%	100%	100%

Target asset allocation at October 31, 2021 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	–%
Equity investments	42%	44%
Fixed income investments	44%	56%
Property	1%	–%
Other	13%	–%
Total	100%	100%